Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income, beginning balance	$ (4,585)
Other comprehensive income before reclassifications	8,395
Amounts reclassified from OCI	2,192
Accumulated Other Comprehensive Income, ending balance	6,002
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income, beginning balance	35	[1]
Other comprehensive income before reclassifications	(212)	[1]
Amounts reclassified from OCI	78	[1]
Accumulated Other Comprehensive Income, ending balance	(99)	[1]
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income, beginning balance	(12,062)	[1]
Other comprehensive income before reclassifications	3,180	[1]
Amounts reclassified from OCI	2,114	[1]
Accumulated Other Comprehensive Income, ending balance	(6,768)	[1]
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income, beginning balance	7,442
Other comprehensive income before reclassifications	5,427
Amounts reclassified from OCI	0
Accumulated Other Comprehensive Income, ending balance	$ 12,869

[1]	Cash Flow Hedges and Pension Items are net of tax.